Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense and other financial costs [Abstract]
Interest on financial debt	$ 97,490	$ 13,465	$ 9,411
Interest on financial related parties	18,711	13,885	16,290
Interest expense on leasing agreements	9,122	16,119	28,783
Other financial expenses	2,074	4,659	8,546
Amortization of transaction cost	3,530	0	36
Interest expense and other financial costs	$ 130,927	$ 48,128	$ 63,066